Revenues (Details) - Schedule of contract fulfillment assets $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Schedule of contract fulfillment assets [Abstract]
Balance at beginning of year	$ 1,130
Increase in the period relating to ScoutCam	240
De recognition upon deconsolidation of ScoutCam (Note 3)	(1,370)
Balance at end of year